The Company had the following fully vested options outstanding at January 31, 2022: (Details) - $ / shares	3 Months Ended	12 Months Ended
	Apr. 30, 2022	Jan. 31, 2022
Consultant Two [Member]
Line of Credit Facility [Line Items]
Issued to		Consultant
Broken Three [Member]
Line of Credit Facility [Line Items]
Options		25,000
Dated		Aug. 26, 2021
Expire		Aug. 26, 2024
Strike price		$ 15.00
T Armes One [Member]
Line of Credit Facility [Line Items]
Issued to	T. Armes	T. Armes
Options	50,000
Dated	Oct. 14, 2021
Expire	Oct. 14, 2023
Strike price	$ 15.00
T Ames One [Member]
Line of Credit Facility [Line Items]
Options		50,000
Dated		Oct. 14, 2021
Expire		Oct. 14, 2023
Strike price		$ 15.00